TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2019
TANGIBLE FIXED ASSETS
TANGIBLE FIXED ASSETS

NOTE 6 – TANGIBLE FIXED ASSETS

USDm	2019	2018	2017
Land and buildings
Cost:
Balance as of 1 January	—	—	—
Adjustment on transition to IFRS 16	9.9	—	—
Additions	0.5	—	—
Balance as of 31 December	10.4	—	—

Depreciation:
Balance as of 1 January	—	—	—
Depreciation for the year	2.3	—	—
Balance as of 31 December	2.3	—	—

Carrying amount as of 31 December	8.1	—	—

USDm	2019	2018	2017
Vessels and capitalized dry-docking
Cost:
Balance as of 1 January	1,886.3	1,726.6	1,697.4
Additions	81.3	162.7	103.1
Disposals	(25.6)	(30.2)	(14.3)
Transferred from prepayments	252.3	81.8	—
Transferred to assets held for sale	(130.1)	(54.6)	(59.6)
Balance as of 31 December	2,064.2	1,886.3	1,726.6

Depreciation:
Balance as of 1 January	327.6	264.8	180.0
Disposals	(25.6)	(30.2)	(14.3)
Depreciation for the year	106.5	113.4	113.6
Transferred to assets held for sale	(47.9)	(20.4)	(14.5)
Balance as of 31 December	360.6	327.6	264.8

Impairment:
Balance as of 1 January	162.1	167.3	173.6
Impairment losses on tangible fixed assets	6.0	3.2	3.6
Reversal of impairment 1)	(120.0)	—	—
Transferred to assets held for sale	(19.3)	(8.4)	(9.9)
Balance as of 31 December	28.8	162.1	167.3

Carrying amount as of 31 December	1,674.8	1,396.6	1,294.5

1)    For additional information regarding impairment considerations, please refer to note 8.

Included in the carrying amount for "Vessels and capitalized dry-docking" are capitalized dry-docking costs in the amount of USD 60.7m (2018: USD 67.5m, 2017: USD 68.1m).

The sale and leaseback transactions in 2019 were all classified as financing arrangements and did not result in derecognition of the underlying assets as control was retained by the Group.

USDm	2019	2018	2017
Prepayments on vessels
Cost:
Balance as of 1 January	45.5	88.4	44.1
Additions	301.8	38.9	44.3
Transferred to vessels	(252.3)	(81.8)	—
Balance as of 31 December	95.0	45.5	88.4

Carrying amount as of 31 December	95.0	45.5	88.4

USDm	2019	2018	2017
Other plant and operating equipment
Cost:
Balance as of 1 January	5.8	3.6	2.7
Adjustment on transition to IFRS 16	0.3	—	—
Additions	2.2	2.2	1.0
Disposals	(0.2)	—	(0.1)
Balance as of 31 December	8.1	5.8	3.6

Depreciation:
Balance as of 1 January	2.8	1.7	0.9
Disposals	—	—	(0.1)
Depreciation for the year	1.0	1.1	0.9
Balance as of 31 December	3.8	2.8	1.7

Carrying amount as of 31 December	4.3	3.0	1.9

For information on assets provided as collateral security, please refer to note 16. Please refer to note 8 for information on impairment testing.

The depreciation expense related to "Other plant and operating equipment" of USD 1.0m relates to "Administrative expense" (2018: USD 1.1m, 2017: USD 0.9m). Depreciation and impairment losses on tangible fixed assets on "Vessels and capitalized dry-docking" relate to operating expenses.